Stock Options	9 Months Ended
Sep. 30, 2011
Notes to Consolidated Financial Statements [Abstract]
Stock Options

7. Stock Options

Fresenius Medical Care AG & Co. KGaA Long Term Incentive Program 2011

On May 12, 2011, the Fresenius Medical Care AG & Co. KGaA Stock Option Plan 2011 (“2011 SOP”) was established by resolution of the Company's Annual General Meeting ("AGM"). The 2011 SOP, together with the Phantom Stock Plan 2011, which was established by resolution of the General Partner's Management and Supervisory Boards, forms the Company's Long Term Incentive Program 2011 (“2011 Incentive Program”). Under the 2011 Incentive Program, participants will be granted awards, which will consist of a combination of stock options and phantom stock. At the time of each grant, the participants will be able to choose a ratio based on the value of the stock options vs. the value of the phantom stock in a range between 75:25 and 50:50. The conversion of stock options vs. phantom stock is determined using the fair value assessment pursuant to the binomial model. With respect to grants made in July, the fair value assessment will be conducted on the day following the Company's AGM and with respect to the grants made in December, on the first Monday in October.

Members of the Management Board of the General Partner, members of the management boards of the Company's affiliated companies and the managerial staff members of the Company and of certain affiliated companies are entitled to participate in the 2011 Incentive Program. With respect to participants who are members of the General Partner's Management Board, the General Partner's Supervisory Board has sole authority to grant stock options and exercise other decision making powers under the 2011 Incentive Program (including decisions regarding certain adjustments and forfeitures). The General Partner has such authority with respect to all other participants in the 2011 Incentive Program. Awards under the 2011 Incentive Program can be granted on the last Monday in July and/or the first Monday in December each year.

The awards under the 2011 Incentive Program are subject to a four-year vesting period. The vesting of the awards granted is subject to achievement of performance targets measured over a four-year period beginning with the first day of the year of the grant. For each such year, the performance target is achieved if the Company's adjusted basic income per ordinary share (“Adjusted EPS”), as calculated in accordance with the 2011 Incentive Program, increases by at least 8% year over year during the vesting period or, if this is not the case, the compounded annual growth rate of the Adjusted EPS reflects an increase of at least 8% per year of the adjusted EPS during the four-year vesting period beginning with the Adjusted EPS for the year of grant as compared to the Adjusted EPS for the year preceding such grant. At the end of the vesting period, one-fourth of the awards granted are forfeited for each year in which the performance target is not met or exceeded. Vesting of the portion or portions of a grant for a year or years in which the performance target is met does not occur until completion of the four-year vesting period.

The 2011 Incentive Program was established with a conditional capital increase up to €12,000 subject to the issue of up to twelve million non-par value bearer ordinary shares with a nominal value of €1.00 each. Under the 2011 Incentive Program, up to twelve million stock options can be issued, each of which can be exercised to obtain one ordinary share, with up to two million stock options designated for members of the Management Board of the General Partner, up to two and a half million stock options designated for members of management boards of direct or indirect subsidiaries of the Company and up to seven and a half million stock options designated for managerial staff members of the Company and such subsidiaries. The Company may issue new shares to fulfill the stock option obligations or the Company may issue shares that it has acquired or which the Company itself has in its own possession.

The exercise price of stock options granted under the 2011 Incentive Program shall be the average stock exchange price on the Frankfurt Stock Exchange of the Company's ordinary shares during the 30 calendar days immediately prior to each grant date. Stock options granted under the 2011 Incentive Program have an eight-year term and can be exercised only after a four-year vesting period. Stock options granted under the 2011 Incentive Program to US participants are non-qualified stock options under the United States Internal Revenue Code of 1986, as amended. Options under the 2011 Incentive Program are not transferable by a participant or a participant's heirs, and may not be pledged, assigned, or disposed of otherwise.

Phantom stock awards under the 2011 Incentive Program entitle the holders to receive payment in Euro from the Company upon exercise of the phantom stock. The payment per phantom share in lieu of the issuance of such stock shall be based upon the stock exchange price on the Frankfurt Stock Exchange of one of the Company's ordinary shares on the exercise date. Phantom stock will be granted over a five year period of time and will have a five-year term but can be exercised only after a four-year vesting period, or as otherwise expressly stated in the plan, beginning with the first day of the year of the grant.

On July 25, 2011, the Company granted awards under the 2011 Incentive Program. The Company awarded 1,922,571 stock options, including 307,515 stock options granted to members of the Management Board of Fresenius Medical Care Management AG, the Company's general partner, at an exercise price of $75.47 (€52.48), a fair value of $19.33 each and a total fair value of $37,157, which will be amortized over the four-year vesting period. The Company awarded 213,243 phantom shares, including 29,313 phantom shares granted to members of the Management Board of Fresenius Medical Care Management AG, the Company's general partner, at a measurement date fair value of $64.83 (€48.01) each and a total fair value of $13,825, which will be amortized over the four-year vesting period.

Other stock option plans

On May 12, 2011, the remaining conditional capitals of the employee's participation plan of 1996 and the Stock Option Program from 1998 were cancelled by resolution of the Company's AGM. Both plans have expired and no further bonds can be converted or stock options exercised.